SEC Registered Trust Preferred Securities	12 Months Ended
Dec. 31, 2019
SEC Registered Trust Preferred Securities [Abstract]
Disclosure of SEC registered Trust preferred securities [text block]

SEC registered trust preferred securities

Deutsche Bank AG has, via a subsidiary, issued "trust preferred" securities that are listed on the New York Stock Exchange. In this transaction, a Delaware statutory business trust (the "Trust") issues trust preferred securities (the "Trust Preferred Securities") in a public offering in the United States. All the proceeds from the sale of the Trust Preferred Securities are invested by the Trust in the Class B Preferred Securities (the "Class B Preferred Securities") of a wholly-owned subsidiary of Deutsche Bank AG organized in the form of a limited liability company (the "LLC"). The LLC uses all the proceeds from the sale of the Class B Preferred Securities to the Trust to purchase a debt obligation from Deutsche Bank AG (the "Debt Obligation"). The distributions on the Class B Preferred Securities match those of the Trust Preferred Securities. The Trust Preferred Securities and the Class B Preferred Securities pay distributions quarterly in arrears and are redeemable only upon the occurrence of certain events specified in the documents governing the terms of those securities. Subject to limited exceptions, the Class B Preferred Securities generally could not be redeemed until at least ten years after their issuance. The Trust Preferred Securities and the Class B Preferred Securities are each subject to a full and unconditional subordinated guarantee of Deutsche Bank AG. These subordinated guarantees are general and unsecured obligations of Deutsche Bank AG and rank, both as to payment and in liquidation of Deutsche Bank AG, junior in priority of payment to all current and future indebtedness of Deutsche Bank AG and on parity in priority of payment with the most senior preference shares, if any, of Deutsche Bank AG.

Issuances of SEC registered trust preferred securities

Trust	LLC	Issuance Date	Next Redemption Date	Parent Long-term Debt[1]
Deutsche Bank Contingent Capital Trust II	Deutsche Bank Contingent Capital LLC II	May 23, 2007	May 23, 2020	€ 713 million

[1]Amount of long term-debt of the Parent Company represented by the Debt Obligations issued by Deutsche Bank AG to the applicable LLC and amount of Trust Preferred Securities of Deutsche Bank AG Consolidated represented by the Trust Preferred Securities issued by the respective Trust as of December 31, 2019.